SEGMENT INFORMATION (DETAILS) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenue, Major Customer [Line Items]
Intersegment sales	$ 22,373	$ 22,936	$ 21,933
Intersegment eliminations	0	0	0
Total net sales	22,373	22,936	21,933
Operating income:	1,271	793	355
Interest expense:	0	1	9
Depreciation and amortization expense:	393	557	586
Capital expenditure:	129	73	319
Total assets:	16,987	15,776
Long-lived assets:	1,094	1,213
Metal Stamping and Mechanical OEM [Member]
Revenue, Major Customer [Line Items]
Unaffiliated customers	12,520	13,820	14,646
Intersegment sales	0	0	0
Total net sales	12,520	13,820	14,646
Operating income:	745	527	319
Interest expense:	0	1	6
Depreciation and amortization expense:	226	306	353
Capital expenditure:	71	44	210
Total assets:	9,123	10,452
Long-lived assets:	609	796
Electric OEM [Member]
Revenue, Major Customer [Line Items]
Unaffiliated customers	9,853	9,116	7,287
Intersegment sales	0	0	0
Total net sales	9,853	9,116	7,287
Operating income:	605	352	142
Interest expense:	0	0	3
Depreciation and amortization expense:	167	251	233
Capital expenditure:	58	29	109
Total assets:	7,732	4,859
Long-lived assets:	485	417
Corporate [Member]
Revenue, Major Customer [Line Items]
Operating income:	(79)	(86)	$ (106)
Total assets:	$ 132	$ 465